Income taxes	12 Months Ended
Dec. 31, 2023
Disclosure of Income Tax [abstract]
Income taxes
7. Income taxes
Income before taxes
(USD millions)	2023	2022	2021

Switzerland [1]	9 719	5 751	21 830

Foreign [2]	-596	1 426	2 700

Income before taxes from continuing operations	9 123	7 177	24 530

[1] The 2021 income before taxes from continuing operations in Switzerland includes a USD 14.6 billion non-taxable gain on the divestment of the Company’s investment in Roche Holding AG (see Note 2 and Note 5).

[2] The 2023 foreign income before taxes from continuing operations is impacted by non-recurring events, including impairment charges on intangible assets other than goodwill.
Current and deferred income tax expense
The significant components of the provision for income taxes from continuing operations are as follows:
(USD millions)	2023	2022	2021

Switzerland	-1 136	-598	-949

Foreign	-1 290	-1 155	-973

Current income tax expense	-2 426	-1 753	-1 922

Switzerland	355	-131	39

Foreign	1 520	756	258

Deferred tax income	1 875	625	297

Income tax expense from continuing operations	-551	-1 128	-1 625

Analysis of tax rate
Novartis has a substantial business presence in many countries and is therefore subject to income taxes in different tax jurisdictions. This leads to differences in income and expense items that are non-taxable or non-deductible (permanent differences) or are taxed at different statutory tax rates in those tax jurisdictions. As a result, there is a difference between our applicable tax rate and effective tax rate.
The applicable tax rate changes from year to year due to changes in the mix of the Company’s pre-tax income and changes in statutory tax rates since it is calculated as the weighted average tax rate based on the pre-tax income of each subsidiary.
The main elements contributing to the difference between the Company’s overall applicable tax rate and the effective tax rate are shown in the following table:
(As a percentage)	2023	2022	2021

Applicable tax rate	15.0	15.3	14.2

Effect of disallowed expenditures	1.4	2.6	1.0

Effect of income taxed at reduced rates	-0.6	-0.4	-0.1

Effect of income not subject to tax [1]	-2.5	-0.1	-7.9

Effect of tax credits and allowances	-3.9	-4.1	-1.5

Effect of release of contingent consideration liability	-0.3	-0.5	-0.1

Effect of tax rate change on current and deferred tax assets and liabilities	-1.6	0.0	0.0

Effect of derecognition and reversals of derecognition of deferred tax assets	0.9	1.3	0.0

Effect of write-down of investments in subsidiaries	-3.0	0.0	0.0

Effect of prior-year items	0.0	-0.3	0.1

Effect of changes in uncertain tax positions	0.1	1.7	1.0

Effect of other items	0.5	0.2	-0.1

Effective tax rate from continuing operations	6.0	15.7	6.6

[1] 2021 includes the effect of income not subject to tax (-7.7%) arising from the non-taxable gain on the divestment of our investment in Roche. See Notes 2 and 5 for further details.
The effective tax rate of Novartis fluctuates primarily as a result of, among other factors, changes in pre-tax income between countries with varying statutory tax rates and the effects of disallowed expenditures, income not subject to tax, tax credits and allowances, tax rate changes on current and deferred tax assets and liabilities, write-down of investments in subsidiaries, and changes in uncertain tax positions. The table above provides the details of the significant items that impact the comparability of the effective tax rate between years.
In December 2021, the OECD issued model rules for a new global minimum tax framework (Pillar Two).  Novartis is within the scope of the OECD Pillar Two model rules. A number of governments in countries in which Novartis operates are in the process of enacting or have enacted tax legislation to comply with Pillar Two. Of the major countries in which we operate, only the enactment of Pillar Two tax legislation in Switzerland is expected to have an impact to our income tax provision as from 2024.  In December 2023, Switzerland decided to partially implement Pillar Two, whereby effective from January 1, 2024, a 15% minimum taxation will be assessed on Pillar Two qualifying profits earned by companies domiciled in Switzerland (Qualified Domestic Minimum Top-Up Tax).  This Qualified Domestic Minimum Top-Up Tax will not be applied to the Pillar Two qualifying profits earned by a company’s affiliates domiciled in tax jurisdictions outside of Switzerland. The timing of implementation and the specific provisions of any further Pillar Two tax regulations in Switzerland remains subject to further assessments at both the Federal and Cantonal levels. The Company estimates that the impact of these changes to tax legislation in the respective countries that have (substantively) enacted Pillar Two tax legislation in 2023 would not be material to our consolidated financial position, income statement and cash flows.